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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

                       Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

        1221 Avenue of the Americas, New York, New York          10020
           (Address of principal executive offices)           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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FUND REPORT
FOR THE YEAR ENDED AUGUST 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2006

                                         RUSSELL      LIPPER
                                        MIDCAP(R)     MID-CAP
                                          VALUE     VALUE FUNDS
CLASS A   CLASS B   CLASS C   CLASS D    INDEX(1)     INDEX(2)

 11.30%    10.48%    10.56%    11.54%     12.36%       7.76%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the 12-month period, fears intensified about a slowdown in the U.S. economy. In the first half of the period, a favorable backdrop of moderately strong economic growth (despite the devastation caused by the 2005 Gulf Coast hurricanes) and generally healthy corporate profits helped to support stock prices. With the economy still seeming to be on solid ground, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate in effort to keep inflation tame.

However, a less rosy view began to emerge among investors in early 2006. Consumer spending and housing trends showed signs of weakness, and commodity prices remained elevated. Investors became more apprehensive about the Fed's ongoing monetary tightening and whether it could adequately contain inflation without dragging the economy into recession. In May, comments from the Fed that additional rate increases could be forthcoming sent the market reeling, with stock prices reaching a level of volatility not seen in several years. Although the Fed increased the target funds rate in its June 29th meeting, it did leave the rate unchanged in its August meeting. The pause was well received, and the markets turned modestly positive in August.

In this environment, mid-capitalization value stocks (as measured by the Russell Midcap(R) Value Index) posted a double-digit gain for the 12-month period overall. All sectors in the index had positive returns, led by telecommunication services, consumer staples and materials. In contrast, the consumer discretionary, technology and health care sectors posted the smallest advances.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund underperformed the Russell Midcap(R) Value Index and outperformed the Lipper Mid-Cap Value Funds Index for the 12 months ended August 31, 2006, assuming no deduction of applicable sales charges.

Relative to the Russell Midcap Value Index during the period, the Fund lost the most ground in the technology sector. A relative underweight in the sector and our stock selection in the software and services industry hampered returns. In the consumer staples sector, our selections were outpaced by two strong performing industries in which the Fund had minimal exposure, which were the food and staples retailing group and the food, beverage and tobacco group. However, the Fund's consumer staples positions did provide a positive return on an absolute basis. Similarly, stock selection in the telecommunication services sector contributed positively


                                        2

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on an absolute basis, but turned out to be a relative detractor from performance. The Fund did not own some of the Russell Midcap Value Index's better performing telecom stocks.

Nonetheless, the Fund benefited from positive performance in other areas during the period. Our stock selection and overweight allocation to the industrials sector overall, and particularly in the transportation and commercial services industries, turned out to be advantageous. Another source of relative gains was in our selection of financial services stocks. The Fund's diversified financial holdings were boosted by strong results within the companies' capital markets and investment banking operations. However, performance in the financial sector was somewhat tempered by the Fund's underweight in real estate securities. The basic materials sector, namely select chemical companies, also contributed positively to relative returns.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

International Flavors & Fragrances, Inc.   4.4%
Cognos, Inc. (Canada)                      3.0
ConAgra Foods Inc.                         2.9
Diebold, Inc.                              2.8
Applera Corp. - Applied Biosystems Group   2.8
ACE Ltd. (Cayman Islands)                  2.7
KKR Financial Corp.                        2.6
Hudson City Bancorp, Inc.                  2.6
Sealed Air Corp.                           2.5
Southwest Airlines Co.                     2.4

TOP FIVE INDUSTRIES

Investment Banks/Brokers                   5.9%
Household/Personal Care                    5.6
Medical Specialties                        5.0
Property - Casualty Insurers               5.0
Electric Utilities                         4.2

DATA AS OF AUGUST 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.


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INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP(R) VALUE INDEX. AS OF SEPTEMBER 30, 2005, THESE MARKET CAPITALIZATIONS RANGE BETWEEN $809 MILLION AND $17.33 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.


                                        4

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                                        5

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PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT

                                    [CHART]

                                                        Russell Midcap(R)   Lipper Mid-Cap Value
            Class A~   Class B~   Class C~   Class D~     Value Index(1)       Funds Index(2)
29-Oct-01    $ 9,475    $10,000    $10,000    $10,000        $10,000               $10,000
30-Nov-01    $10,006    $10,560    $10,560    $10,570        $10,568               $10,614
28-Feb-02    $ 9,829    $10,343    $10,343    $10,378        $11,298               $11,095
31-May-02    $ 9,592    $10,073    $10,072    $10,137        $11,850               $11,588
31-Aug-02    $ 7,770    $ 8,153    $ 8,152    $ 8,224        $10,331               $ 9,740
30-Nov-02    $ 8,017    $ 8,393    $ 8,392    $ 8,485        $10,187               $ 9,930
28-Feb-03    $ 7,125    $ 7,442    $ 7,442    $ 7,543        $ 9,509               $ 9,037
31-May-03    $ 8,577    $ 8,943    $ 8,942    $ 9,086        $11,171               $10,648
31-Aug-03    $ 9,592    $ 9,983    $ 9,982    $10,167        $12,010               $11,653
30-Nov-03    $10,038    $10,423    $10,423    $10,638        $13,162               $12,660
29-Feb-04    $10,987    $11,394    $11,393    $11,660        $14,441               $13,935
31-May-04    $10,607    $10,983    $10,983    $11,259        $14,208               $13,722
31-Aug-04    $10,503    $10,853    $10,863    $11,159        $14,547               $13,628
30-Nov-04    $11,651    $12,014    $12,023    $12,391        $16,351               $15,220
28-Feb-05    $12,237    $12,589    $12,598    $13,021        $17,169               $15,849
31-May-05    $12,039    $12,358    $12,378    $12,812        $17,354               $15,729
31-Aug-05    $12,976    $13,304    $13,325    $13,823        $18,629               $16,742
30-Nov-05    $13,361    $13,668    $13,699    $14,240        $18,949               $16,953
28-Feb-06    $14,096    $14,397    $14,430    $15,028        $20,152               $17,858
31-May-06    $14,368    $14,647    $14,666    $15,327        $20,354               $17,958
31-Aug-06    $14,442    $14,499    $14,732    $15,418        $20,931               $18,041

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AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2006

                  CLASS A SHARES*    CLASS B SHARES**   CLASS C SHARES+    CLASS D SHARES++
                  (SINCE 10/29/01)   (SINCE 10/29/01)   (SINCE 10/29/01)   (SINCE 10/29/01)
                  ----------------   ----------------   ----------------   ----------------
SYMBOL                 MDFAX              MDFBX              MDFCX              MDFDX
---------------   ----------------   ----------------   ----------------   ----------------
1 YEAR                11.30%(3)          10.48%(3)          10.56%(3)          11.54%(3)
                       5.46 (4)           5.86 (4)           9.64 (4)             --

SINCE INCEPTION        9.10 (3)           8.29 (3)           8.34 (3)           9.36 (3)
                       7.89 (4)           7.98 (4)           8.34 (4)             --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP(R) INDEX COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) VALUE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MID-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MID-CAP VALUE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2006.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING       EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                             -------------   -------------   ---------------
                                                                03/01/06 -
                                03/01/06       08/31/06          08/31/06
                             -------------   -------------   ---------------
CLASS A
Actual (2.46% return)          $1,000.00       $1,024.60          $ 7.14
Hypothetical (5% annual
   return before expenses)     $1,000.00       $1,018.15          $ 7.12

CLASS B
Actual (2.10% return)          $1,000.00       $1,021.00          $10.95
Hypothetical (5% annual
   return before expenses)     $1,000.00       $1,014.37          $10.92

CLASS C
Actual (2.09% return)          $1,000.00       $1,020.90          $10.95
Hypothetical (5% annual
   return before expenses)     $1,000.00       $1,014.37          $10.92

CLASS D
Actual (2.60% return)          $1,000.00       $1,026.00          $ 5.87
Hypothetical (5% annual
   return before expenses)     $1,000.00       $1,019.41          $ 5.85

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.40%, 2.15%, 2.15% AND 1.15% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

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INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one- and three-year periods ended November 30, 2005 and for the period October 31, 2001 to November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY MID-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006

NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS (90.1%)
            AEROSPACE & DEFENSE (1.9%)
 141,656    Goodrich Corp.                                           $ 5,517,501
                                                                     -----------
            AIRLINES (2.4%)
 390,610    Southwest Airlines Co.                                     6,765,365
                                                                     -----------
            CHEMICALS: SPECIALTY (2.3%)
 120,070    Albemarle Corp.                                            6,591,843
                                                                     -----------
            CONTAINERS/PACKAGING (2.5%)
 139,030    Sealed Air Corp.                                           7,211,486
                                                                     -----------
            ELECTRIC UTILITIES (4.2%)
  96,076    Constellation Energy Group, Inc.                           5,773,207
 141,320    Wisconsin Energy Corp.                                     6,076,760
                                                                     -----------
                                                                      11,849,967
                                                                     -----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (2.8%)
 187,980    Diebold, Inc.                                              7,878,242
                                                                     -----------
            ENGINEERING & CONSTRUCTION (0.9%)
  54,900    McDermott International, Inc. (Panama)*                    2,646,180
                                                                     -----------
            FINANCIAL CONGLOMERATES (1.3%)
 172,960    Conseco Inc.*                                              3,580,272
                                                                     -----------
            FOOD RETAIL (1.1%)
 100,400    Safeway Inc.                                               3,105,372
                                                                     -----------
            FOOD: MAJOR DIVERSIFIED (2.9%)
 347,370    ConAgra Foods Inc.                                         8,267,406
                                                                     -----------
            FOOD: MEAT/FISH/DAIRY (1.8%)
 351,330    Tyson Foods, Inc. (Class A)                                5,175,091
                                                                     -----------
            HOME FURNISHINGS (2.3%)
 239,640    Newell Rubbermaid, Inc.                                    6,467,884
                                                                     -----------
            HOSPITAL/NURSING MANAGEMENT (1.3%)
 474,920    Tenet Healthcare Corp.*                                    3,742,370
                                                                     -----------
            HOUSEHOLD/PERSONAL CARE (5.6%)
 123,150    Avon Products, Inc.                                        3,535,636
 313,570    International Flavors & Fragrances, Inc.++               $12,470,679
                                                                     -----------
                                                                      16,006,315
                                                                     -----------
            INSURANCE BROKERS/SERVICES (2.3%)
 249,070    Marsh & McLennan Companies, Inc.                           6,515,671
                                                                     -----------
            INTEGRATED OIL (2.0%)
 125,500    Hess Corp.                                                 5,745,390
                                                                     -----------
            INVESTMENT BANKS/BROKERS (5.9%)
 106,170    Edwards (A.G.), Inc.                                       5,607,899
 141,240    Lazard Ltd. (Class A) (Bermuda)                            5,317,686
 350,930    Schwab (Charles) Corp. (The)                               5,723,668
                                                                     -----------
                                                                      16,649,253
                                                                     -----------
            INVESTMENT MANAGERS (2.9%)
 273,720    Amvescap PLC (ADR) (United Kingdom)                        5,715,274
  55,490    Investors Financial Services Corp.                         2,572,516
                                                                     -----------
                                                                       8,287,790
                                                                     -----------
            MEDICAL SPECIALTIES (5.0%)
 255,270    Applera Corp. - Applied Biosystems Group                   7,824,026
 117,700    Beckman Coulter, Inc.                                      6,446,429
                                                                     -----------
                                                                      14,270,455
                                                                     -----------
            OILFIELD SERVICES/EQUIPMENT (1.1%)
  62,680    Cameron International Corp.*                               3,002,999
                                                                     -----------
            PACKAGED SOFTWARE (3.0%)
 261,990    Cognos, Inc. (Canada)*                                     8,519,915
                                                                     -----------
            PERSONNEL SERVICES (1.8%)
  87,009    Manpower, Inc.                                             5,143,102
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS: GENERIC DRUGS (2.1%)
 236,460    Watson Pharmaceuticals, Inc.*                           $  6,062,834
                                                                    ------------
            PHARMACEUTICALS: OTHER (1.1%)
  62,200    Kos Pharmaceuticals, Inc.*                                 3,041,580
                                                                    ------------
            PROPERTY - CASUALTY INSURERS (5.0%)
 142,140    ACE Ltd. (Cayman Islands)                                  7,655,660
 166,200    Allied World Assurance Holdings, Ltd. (Bermuda)*           6,407,010
                                                                    ------------
                                                                      14,062,670
                                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS (2.6%)
 308,900    KKR Financial Corp.                                        7,385,799
                                                                    ------------
            REGIONAL BANKS (2.0%)
 100,470    Northern Trust Corp.                                       5,625,315
                                                                    ------------
            RESTAURANTS (1.0%)
  92,940    OSI Restaurant Partners, Inc.                              2,878,352
                                                                    ------------
            SAVINGS BANKS (2.6%)
 560,580    Hudson City Bancorp, Inc.                                  7,321,175
                                                                    ------------
            SEMICONDUCTORS (2.2%)
 181,410    Linear Technology Corp.                                    6,169,754
                                                                    ------------
            SERVICES TO THE HEALTH INDUSTRY (1.4%)
 835,300    Healthsouth Corp.*                                         4,059,558
                                                                    ------------
            SPECIALTY INSURANCE (2.6%)
 130,550    PMI Group, Inc. (The)                                      5,644,982
  82,900    Security Capital Assurance (Bermuda)*                      1,811,365
                                                                    ------------
                                                                       7,456,347
                                                                    ------------
            SPECIALTY STORES (2.0%)
 154,900    Office Depot, Inc.*                                        5,706,516
                                                                    ------------
            SPECIALTY TELECOMMUNICATIONS (2.4%)
 168,670    CenturyTel, Inc.                                           6,716,439
                                                                    ------------
            TOBACCO (2.0%)
 108,420    UST, Inc.                                                  5,731,081
                                                                    ------------
            TOOLS/HARDWARE (2.0%)
 130,670    Snap-On, Inc.                                           $  5,710,279
                                                                    ------------
            WATER UTILITIES (1.8%)
 282,070    Nalco Holding Co.*                                         5,249,323
                                                                    ------------
            TOTAL COMMON STOCKS (COST $217,588,970)                  256,116,891
                                                                    ------------
            INVESTMENT TRUSTS/MUTUAL FUNDS (0.9%)
  41,460    streetTRACKS Gold Trust* (COST $1,770,073)                 2,581,300
                                                                    ------------
            TOTAL LONG-TERM INVESTMENTS (COST 219,359,043)           258,698,191
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (7.3%)
            REPURCHASE AGREEMENT
 $20,719    Joint repurchase agreement account 5.27% due
            09/01/06 (dated 08/31/06; proceeds
            $20,722,033) (a) (COST $20,719,000)                       20,719,000
                                                                    ------------
TOTAL INVESTMENTS
   (COST $240,078,043) (b)(c)                               98.3%    279,417,191
OTHER ASSETS IN EXCESS OF LIABILITIES                        1.7       4,770,839
                                                           -----    ------------
NET ASSETS                                                 100.0%   $284,188,030
                                                           =====    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
     ADR  AMERICAN DEPOSITARY RECEIPT.

     *    NON-INCOME PRODUCING SECURITY.

     ++ A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURE CONTRACTS IN THE AMOUNT OF $108,000.

     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,800,000 IN CONNECTION WITH OPEN FUTURES CONTRACTS.

     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $240,515,276. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $44,941,677 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,039,762, RESULTING IN NET UNREALIZED APPRECIATION OF $38,901,915.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2006:

                    DESCRIPTION,   UNDERLYING
  NUMBER              DELIVERY       FACE
    OF      LONG/      MONTH         AMOUNT      UNREALIZED
CONTRACTS   SHORT     AND YEAR      AT VALUE    APPRECIATION
------------------------------------------------------------
   8         Long   S&P Midcap
                    400 Index
                    September
                    2006           $3,004,000      $95,960
                                                   =======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND

SUMMARY OF INVESTMENTS - AUGUST 31, 2006

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------
Repurchase Agreement                                   $ 20,719,000       7.3%
Investment Banks/Brokers                                 16,649,253       5.9
Household/Personal Care                                  16,006,315       5.6
Medical Specialties                                      14,270,455       5.0
Property - Casualty Insurers                             14,062,670       5.0
Electric Utilities                                       11,849,967       4.2
Packaged Software                                         8,519,915       3.0
Investment Managers                                       8,287,790       2.9
Food: Major Diversified                                   8,267,406       2.9
Electronic Equipment/Instruments                          7,878,242       2.8
Specialty Insurance                                       7,456,347       2.6
Real Estate Investment Trusts                             7,385,799       2.6
Savings Banks                                             7,321,175       2.6
Containers/Packaging                                      7,211,486       2.5
Airlines                                                  6,765,365       2.4
Specialty Telecommunications                              6,716,439       2.4
Chemicals: Specialty                                      6,591,843       2.3
Insurance Brokers/Services                                6,515,671       2.3
Home Furnishings                                          6,467,884       2.3
Semiconductors                                            6,169,754       2.2
Pharmaceuticals: Generic Drugs                            6,062,834       2.1
Integrated Oil                                            5,745,390       2.0
Tobacco                                                   5,731,081       2.0
Tools/Hardware                                         $  5,710,279       2.0%
Specialty Stores                                          5,706,516       2.0
Regional Banks                                            5,625,315       2.0
Aerospace & Defense                                       5,517,501       1.9
Water Utilities                                           5,249,323       1.8
Food: Meat/Fish/Dairy                                     5,175,091       1.8
Personnel Services                                        5,143,102       1.8
Services to the Health Industry                           4,059,558       1.4
Hospital/Nursing Management                               3,742,370       1.3
Financial Conglomerates                                   3,580,272       1.3
Food Retail                                               3,105,372       1.1
Pharmaceuticals: Other                                    3,041,580       1.1
Oilfield Services/Equipment                               3,002,999       1.1
Restaurants                                               2,878,352       1.0
Engineering & Construction                                2,646,180       0.9
Investment Trusts/Mutual Funds                            2,581,300       0.9
                                                       ------------      ----
                                                       $279,417,191*     98.3%
                                                       ============      ====

----------
* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $3,004,000 WITH UNREALIZED APPRECIATION OF $95,960.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

ASSETS:
Investments in securities, at value (cost $240,078,043)             $279,417,191
Cash                                                                         690
Receivable for:
   Investments sold                                                    4,741,505
   Dividends                                                             404,294
   Shares of beneficial interest sold                                    347,960
   Variation margin                                                       12,800
   Interest                                                                3,033
Prepaid expenses and other assets                                         30,969
                                                                    ------------
   TOTAL ASSETS                                                      284,958,442
                                                                    ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest redeemed                                233,254
   Investments purchased                                                 190,146
   Investment advisory fee                                               171,210
   Distribution fee                                                       49,516
   Administration fee                                                     19,023
   Transfer agent fee                                                     11,001
Accrued expenses and other payables                                       96,262
                                                                    ------------
   TOTAL LIABILITIES                                                     770,412
                                                                    ------------
   NET ASSETS                                                       $284,188,030
                                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $218,638,364
Net unrealized appreciation                                           39,435,108
Accumulated undistributed net investment income                          864,751
Accumulated undistributed net realized gain                           25,249,807
                                                                    ------------
   NET ASSETS                                                       $284,188,030
                                                                    ============
CLASS A SHARES:
Net Assets                                                          $ 14,634,002
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              1,252,510
   NET ASSET VALUE PER SHARE                                        $      11.68
                                                                    ============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $      12.33
                                                                    ============
CLASS B SHARES:
Net Assets                                                          $ 46,861,549
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              4,192,083
   NET ASSET VALUE PER SHARE                                        $      11.18
                                                                    ============
CLASS C SHARES:
Net Assets                                                          $  8,061,101
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                719,340
   NET ASSET VALUE PER SHARE                                        $      11.21
                                                                    ============
CLASS D SHARES:
Net Assets                                                          $214,631,378
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             18,123,680
   NET ASSET VALUE PER SHARE                                        $      11.84
                                                                    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2006

NET INVESTMENT INCOME:
INCOME
Dividends                                                           $ 4,504,126
Interest                                                                655,801
                                                                    -----------
   TOTAL INCOME                                                       5,159,927
                                                                    -----------
EXPENSES
Investment advisory fee                                               2,294,164
Transfer agent fees and expenses                                        804,514
Distribution fee (Class A shares)                                        32,594
Distribution fee (Class B shares)                                       524,961
Distribution fee (Class C shares)                                        81,855
Administration fee                                                      254,907
Shareholder reports and notices                                         112,918
Professional fees                                                        67,423
Registration fees                                                        56,641
Custodian fees                                                           26,789
Trustees' fees and expenses                                               4,099
Other                                                                    33,056
                                                                    -----------
   TOTAL EXPENSES                                                     4,293,921
Less: expense offset                                                     (1,814)
                                                                    -----------
   NET EXPENSES                                                       4,292,107
                                                                    -----------
   NET INVESTMENT INCOME                                                867,820
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                          31,018,722
Futures contracts                                                      (494,592)
                                                                    -----------
   NET REALIZED GAIN                                                 30,524,130
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                           1,498,754
Futures contracts                                                        95,960
                                                                    -----------
   NET APPRECIATION                                                   1,594,714
                                                                    -----------
   NET GAIN                                                          32,118,844
                                                                    -----------
NET INCREASE                                                        $32,986,664
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                             ENDED             ENDED
                                                                        AUGUST 31, 2006   AUGUST 31, 2005
                                                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                             $    867,820      $   (162,715)
Net realized gain                                                          30,524,130        47,534,536
Net change in unrealized appreciation                                       1,594,714        21,939,073
                                                                         ------------      ------------
   NET INCREASE                                                            32,986,664        69,310,894
                                                                         ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                             (2,049,097)         (390,465)
Class B shares                                                             (8,985,414)       (6,115,073)
Class C shares                                                             (1,375,828)         (801,579)
Class D shares                                                            (39,580,076)      (23,336,428)
                                                                         ------------      ------------
   TOTAL DISTRIBUTIONS                                                    (51,990,415)      (30,643,545)
                                                                         ------------      ------------
Net decrease from transactions in shares of beneficial interest           (32,382,074)      (12,116,105)
                                                                         ------------      ------------
   NET INCREASE (DECREASE)                                                (51,385,825)       26,551,244
NET ASSETS:
Beginning of period                                                       335,573,855       309,022,611
                                                                         ------------      ------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$864,751 AND ACCUMULATED NET INVESTMENT LOSS OF $2,754, RESPECTIVELY)    $284,188,030      $335,573,855
                                                                         ============      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion; and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $845,587 at August 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $138,144 and $732, respectively and received $62,093 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2006 aggregated $158,532,971 and $250,596,109, respectively. Included in the aforementioned transactions are sales of $487,118 with other Morgan Stanley funds, including realized gains of $164,454.

For the year ended August 31, 2006, the Fund incurred brokerage commissions of $32,497 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE YEAR                FOR THE YEAR
                                               ENDED                       ENDED
                                          AUGUST 31, 2006             AUGUST 31, 2005
                                     -------------------------   -------------------------
                                       SHARES        AMOUNT        SHARES        AMOUNT
                                     ----------   ------------   ----------   ------------
CLASS A SHARES
Sold                                    373,783   $  4,415,939      136,417   $  1,614,623
Conversion from Class B                 187,930      2,175,060      634,473      7,169,678
Reinvestment of distributions           167,733      1,846,739       32,132        369,835
Redeemed                               (420,276)    (4,876,465)    (209,788)    (2,468,177)
                                     ----------   ------------   ----------   ------------
Net increase -- Class A                 309,170      3,561,273      593,234      6,685,959
                                     ----------   ------------   ----------   ------------
CLASS B SHARES
Sold                                    397,562      4,554,510      828,198      9,500,223
Conversion to Class A                  (195,778)    (2,175,060)    (652,534)    (7,169,678)
Reinvestment of distributions           760,394      8,052,576      490,316      5,506,245
Redeemed                             (1,434,255)   (16,238,696)  (1,622,191)   (18,509,069)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class B                (472,077)    (5,806,670)    (956,211)   (10,672,279)
                                     ----------   ------------   ----------   ------------
CLASS C SHARES
Sold                                     93,622      1,053,107       84,157        964,800
Reinvestment of distributions           123,179      1,306,931       67,479        758,458
Redeemed                               (179,932)    (2,016,462)    (216,798)    (2,481,142)
                                     ----------   ------------   ----------   ------------
Net increase (decrease) -- Class C       36,869        343,576      (65,162)      (757,884)
                                     ----------   ------------   ----------   ------------
CLASS D SHARES
Sold                                  2,634,989     31,192,643    3,454,456     40,597,791
Reinvestment of distributions         2,982,017     33,219,666    1,660,516     19,261,986
Redeemed                             (8,096,001)   (94,892,562)  (5,690,429)   (67,231,678)
                                     ----------   ------------   ----------   ------------
Net decrease -- Class D              (2,478,995)   (30,480,253)    (575,457)    (7,371,901)
                                     ----------   ------------   ----------   ------------
Net decrease in Fund                 (2,605,033)  $(32,382,074)  (1,003,596)  $(12,116,105)
                                     ==========   ============   ==========   ============

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                            FOR THE YEAR      FOR THE YEAR
                               ENDED             ENDED
                          AUGUST 31, 2006   AUGUST 31, 2005
                          ---------------   ---------------
Ordinary income             $14,741,784       $23,339,357
Long-term capital gains      37,248,631         7,304,188
                            -----------       -----------
Total distributions         $51,990,415       $30,643,545
                            ===========       ===========

As of August 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income   $ 8,718,151
Undistributed long-term gains    17,930,220
                                -----------
Net accumulated earnings         26,648,371
Temporary differences                  (620)
Net unrealized appreciation      38,901,915
                                -----------
Total accumulated earnings      $65,549,666
                                ===========

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to tax adjustments on an investment trust sold by the Fund. To reflect reclassifications arising from permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $315.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

MORGAN STANLEY MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                             FOR THE PERIOD
                                                      FOR THE YEAR ENDED AUGUST 31,        OCTOBER 29, 2001*
                                                  -------------------------------------         THROUGH
                                                    2006      2005      2004      2003     AUGUST 31, 2002
                                                  -------   -------    ------    ------    -----------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $ 12.46   $ 11.08    $10.11    $ 8.19      $ 10.00
                                                  -------   -------    ------    ------      -------
Income (loss) from investment operations:
   Net investment income (loss)~                     0.03     (0.02)    (0.02)    (0.03)       (0.04)
   Net realized and unrealized gain (loss)           1.25      2.52      0.99      1.95        (1.76)
                                                  -------   -------    ------    ------      -------
Total income (loss) from investment  operations      1.28      2.50      0.97      1.92        (1.80)
                                                  -------   -------    ------    ------      -------
Less dividends and distributions from:
   Net investment income                               --        --        --        --        (0.01)
   Net realized gain                                (2.06)    (1.12)       --        --           --
                                                  -------   -------    ------    ------      -------
Total dividends and distributions                   (2.06)    (1.12)       --        --        (0.01)
                                                  -------   -------    ------    ------      -------
Net asset value, end of period                    $ 11.68   $ 12.46    $11.08    $10.11      $  8.19
                                                  =======   =======    ======    ======      =======
TOTAL RETURN+                                       11.30%    23.55%     9.50%    23.44%      (17.99)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Total expenses (before expense offset)               1.39%     1.40%     1.40%     1.47%        1.45%(2)(4)
Net investment income (loss)                         0.23%    (0.08)%   (0.14)%   (0.39)%      (0.58)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $14,634   $11,757    $3,878    $3,173      $ 3,053
Portfolio turnover rate                                52%       72%      151%      165%         121%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.66% AND (0.79)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             FOR THE PERIOD
                                                      FOR THE YEAR ENDED AUGUST 31,        OCTOBER 29, 2001*
                                                  --------------------------------------        THROUGH
                                                    2006      2005     2004       2003     AUGUST 31, 2002
                                                  -------   -------   -------    -------   -----------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $ 12.09   $ 10.85   $  9.98    $  8.15     $ 10.00
                                                  -------   -------   -------    -------     -------
Income (loss) from investment operations:
    Net investment loss~                            (0.06)    (0.09)    (0.10)     (0.09)      (0.10)
    Net realized and unrealized gain (loss)          1.21      2.45      0.97       1.92       (1.75)
                                                  -------   -------   -------    -------     -------
Total income (loss) from investment  operations      1.15      2.36      0.87       1.83       (1.85)
                                                  -------   -------   -------    -------     -------
Less dividends and distributions from:
   Net investment income                               --        --        --         --        0.00++
   Net realized gain                                (2.06)    (1.12)       --         --          --
                                                  -------   -------   -------    -------     -------
Total dividends and distributions                   (2.06)    (1.12)       --         --        0.00
                                                  -------   -------   -------    -------     -------
Net asset value, end of period                    $ 11.18   $ 12.09   $ 10.85    $  9.98     $  8.15
                                                  =======   =======   =======    =======     =======
TOTAL RETURN+                                       10.48%    22.58%     8.72%     22.45%     (18.47)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Total expenses (before expense offset)               2.15%     2.16%     2.16%      2.24%       2.20%(2)(4)
Net investment loss                                 (0.53)%   (0.84)%   (0.90)%    (1.16)%     (1.33)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $46,862   $56,389   $60,987    $56,823     $53,948
Portfolio turnover rate                                52%       72%      151%       165%        121%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

++   LESS THAN $0.005 PER SHARE.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                       FOR THE PERIOD
                                                   FOR THE YEAR ENDED AUGUST 31,     OCTOBER 29, 2001*
                                                 ---------------------------------        THROUGH
                                                  2006     2005     2004     2003     AUGUST 31, 2002
                                                 ------   ------   ------   ------   -----------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $12.11   $10.86   $ 9.98   $ 8.15       $ 10.00
                                                 ------   ------   ------   ------       -------
Income (loss) from investment operations:
   Net investment loss~                           (0.06)   (0.08)   (0.09)   (0.09)        (0.10)
   Net realized and unrealized gain (loss)         1.22     2.45     0.97     1.92         (1.75)
                                                 ------   ------   ------   ------       -------
Total income (loss) from investment operations     1.16     2.37     0.88     1.83         (1.85)
                                                 ------   ------   ------   ------       -------
Less dividends and distributions from:
   Net investment income                             --       --       --       --          0.00++
   Net realized gain                              (2.06)   (1.12)      --       --            --
                                                 ------   ------   ------   ------       -------
Total dividends and distributions                 (2.06)   (1.12)      --       --          0.00
                                                 ------   ------   ------   ------       -------
Net asset value, end of period                   $11.21   $12.11   $10.86   $ 9.98       $  8.15
                                                 ======   ======   ======   ======       =======
TOTAL RETURN+                                     10.56%   22.66%    8.82%   22.45%       (18.48)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Total expenses (before expense offset)             2.13%    2.04%    2.08 %   2.24%         2.20%(2)(4)
Net investment loss                               (0.51)%  (0.72)%  (0.82)%  (1.16)%       (1.33)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $8,061   $8,268   $8,119   $7,238       $ 6,354
Portfolio turnover rate                              52%     72%      151%     165%          121%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

++   LESS THAN $0.005 PER SHARE.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 2.41% AND (1.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               FOR THE PERIOD
                                                       FOR THE YEAR ENDED AUGUST 31,         OCTOBER 29, 2001*
                                                 -----------------------------------------        THROUGH
                                                   2006       2005       2004       2003      AUGUST 31, 2002
                                                 --------   --------   --------   --------   -----------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $  12.58   $  11.15   $  10.15   $   8.21      $ 10.00
                                                 --------   --------   --------   --------      -------
Income (loss) from investment operations:
   Net investment income (loss)~                     0.06       0.02       0.01      (0.01)       (0.04)
   Net realized and unrealized gain (loss)           1.26       2.53       0.99       1.95        (1.73)
                                                 --------   --------   --------   --------      -------
Total income (loss) from investment operations       1.32       2.55       1.00       1.94        (1.77)
                                                 --------   --------   --------   --------      -------
Less dividends and distributions from:
   Net investment income                               --         --         --         --        (0.02)
   Net realized gain                                (2.06)     (1.12)        --         --           --
                                                 --------   --------   --------   --------      -------
Total dividends and distributions                   (2.06)     (1.12)        --         --        (0.02)
                                                 --------   --------   --------   --------      -------
Net asset value, end of period                   $  11.84   $  12.58   $  11.15   $  10.15      $  8.21
                                                 ========   ========   ========   ========      =======
TOTAL RETURN+                                       11.54%     23.87%      9.75%     23.63%      (17.76)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Total expenses (before expense offset)               1.15%      1.16%      1.16%      1.24%        1.20%(2)(4)
Net investment income (loss)                         0.47%      0.16%      0.10%     (0.16)%      (0.33)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $214,631   $259,160   $236,039   $209,035      $95,150
Portfolio turnover rate                                52%        72%       151%       165%         121%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE MONTH.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 1.41% AND (0.54)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MID-CAP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY MID-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 23, 2006

MORGAN STANLEY MID-CAP VALUE FUND
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Trustees; (ii) to eliminate certain fundamental investment restrictions; (iii) to modify certain fundamental investment restrictions; and (iv) to reclassify certain fundamental policies as non-fundamental policies. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies.

MORGAN STANLEY MID-CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                     IN FUND
                                     POSITION(S)   OFFICE AND                                   COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**         BY TRUSTEE
-----------------------------------  -----------  ------------  ----------------------------  ------------  ------------------------
Frank L. Bowman (61)                 Trustee      Since         President and Chief           161           Director of the National
c/o Kramer Levin Naftalis & Frankel               August 2006   Executive Officer of the                    Energy Foundation, the
LLP                                                             Nuclear Energy Institute                    U.S. Energy Association,
Counsel to the Independent Trustees                             (policy organization) (since                the American Council for
1177 Avenue of the Americas                                     February 2005); Director or                 Capital Formation and
New York, NY 10036                                              Trustee of various Retail                   the Armed Services YMCA
                                                                and Institutional Funds                     of the USA.
                                                                (since August 2006) formerly
                                                                variously, Admiral in the
                                                                U.S. Navy, Director of Naval
                                                                Nuclear Propulsion Program
                                                                and Deputy Administrator -
                                                                Naval Reactors in the
                                                                National Nuclear Security
                                                                Administration at the U.S.
                                                                Department of Energy
                                                                (1996-2004), Honorary Knight
                                                                Commander of the Most
                                                                Excellent Order of the
                                                                British Empire.

Michael Bozic (65)                   Trustee      Since         Private investor;             175           Director of various
c/o Kramer Levin Naftalis & Frankel               April 1994    Chairperson of the                          business organizations.
LLP                                                             Valuation, Insurance and
Counsel to the Independent Trustees                             Compliance Committee (since
1177 Avenue of the Americas                                     October 2006); Director or
New York, NY 10036                                              Trustee of the Retail Funds
                                                                (since April 1994) and the
                                                                Institutional Funds (since
                                                                July 2003); formerly
                                                                Chairperson of the Insurance
                                                                Committee (July
                                                                2006-September 2006); Vice
                                                                Chairman of Kmart
                                                                Corporation (December
                                                                1998-October 2000), Chairman
                                                                and Chief Executive Officer
                                                                of Levitz Furniture
                                                                Corporation (November
                                                                1995-November 1998) and
                                                                President and Chief
                                                                Executive Officer of Hills
                                                                Department Stores (May
                                                                1991-July 1995); variously
                                                                Chairman, Chief Executive
                                                                Officer, President and Chief
                                                                Operating Officer
                                                                (1987-1991) of the Sears
                                                                Merchandise Group of Sears,
                                                                Roebuck & Co.

Kathleen A. Dennis (53)              Trustee      Since         President, Cedarwood          161           None.
c/o Kramer Levin Naftalis & Frankel               August 2006   Associates (mutual fund
LLP                                                             consulting) (since 2006);
Counsel to the Independent Trustees                             Chairperson of the
1177 Avenue of the Americas                                     Closed-End, Money Market and
New York, NY 10036                                              Alternatives Sub-Committee
                                                                of the Investment Committee
                                                                (since October 2006) and
                                                                Director or Trustee of
                                                                various Retail and
                                                                Institutional Funds (since
                                                                August 2006); formerly,
                                                                Senior Managing Director of
                                                                Victory Capital Management
                                                                (1993-2006).

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                     IN FUND
                                     POSITION(S)   OFFICE AND                                   COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**         BY TRUSTEE
-----------------------------------  -----------  ------------  ----------------------------  ------------  ------------------------
Edwin J. Garn (73)                   Trustee      Since         Consultant; Director or       175           Director of Franklin
1031 N. Chartwell Court                           January 1993  Trustee of the Retail Funds                 Covey (time management
Salt Lake City, UT 84103                                        (since January 1993) and the                systems), BMW Bank of
                                                                Institutional Funds (since                  North America, Inc.
                                                                July 2003); Member of the                   (industrial loan
                                                                Utah Regional Advisory Board                corporation), Escrow
                                                                of Pacific Corp. (utility                   Bank USA (industrial
                                                                company); formerly Managing                 loan corporation);
                                                                Director of Summit Ventures                 United Space Alliance
                                                                LLC (2000-2004) (lobbying                   (joint venture between
                                                                and consulting firm); United                Lockheed Martin and the
                                                                States Senator (R-Utah)                     Boeing Company) and
                                                                (1974-1992) and Chairman,                   Nuskin Asia Pacific
                                                                Senate Banking Committee                    (multilevel marketing);
                                                                (1980-1986), Mayor of Salt                  member of the board of
                                                                Lake City, Utah (1971-1974),                various civic and
                                                                Astronaut, Space Shuttle                    charitable
                                                                Discovery (April 12-19,                     organizations.
                                                                1985), and Vice Chairman,
                                                                Huntsman Corporation
                                                                (chemical company).

Wayne E. Hedien (72)                 Trustee      Since         Retired; Director or Trustee  175           Director of The PMI
c/o Kramer Levin Naftalis & Frankel               September     of the Retail Funds; (Since                 Group Inc. (private
LLP                                               1997          September 1997) and the                     mortgage insurance);
Counsel to the Independent Trustees                             Institutional Funds (since                  Trustee and Vice
1177 Avenue of the Americas                                     July 2003); formerly                        Chairman of The Field
New York, NY 10036                                              associated with the Allstate                Museum of Natural
                                                                Companies (1966-1994), most                 History; director of
                                                                recently as Chairman of The                 various other business
                                                                Allstate Corporation (March                 and charitable
                                                                1993-December 1994) and                     organizations.
                                                                Chairman and Chief Executive
                                                                Officer of its wholly-owned
                                                                subsidiary, Allstate
                                                                Insurance Company (July
                                                                1989-December 1994).

Dr. Manuel H. Johnson (57)           Trustee      Since         Senior Partner, Johnson       175           Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                     July 1991     Smick International, Inc., a                (home construction);
888 16th Street, N.W.                                           consulting firm; Chairperson                Director of KFX Energy;
Suite 740                                                       of the Investment Committee                 Director of RBS
Washington, D.C. 20006                                          (since October 2006) and                    Greenwich Capital
                                                                Director or Trustee of the                  Holdings (financial
                                                                Retail Funds (since July                    holding company).
                                                                1991) and the Institutional
                                                                Funds (since July 2003);
                                                                Co-Chairman and a founder of
                                                                the Group of Seven Council
                                                                (G7C), an international
                                                                economic commission;
                                                                formerly Chairman of the
                                                                Audit Committee (July
                                                                1991-September 2006); Vice
                                                                Chairman of the Board of
                                                                Governors of the Federal
                                                                Reserve System and Assistant
                                                                Secretary of the U.S.
                                                                Treasury.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                     IN FUND
                                     POSITION(S)   OFFICE AND                                   COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**         BY TRUSTEE
-----------------------------------  -----------  ------------  ----------------------------  ------------  ------------------------
Joseph J. Kearns (64)                Trustee      Since July    President, Kearns &           176           Director of Electro Rent
c/o Kearns & Associates LLC                       2003          Associates LLC (investment                  Corporation (equipment
PMB754                                                          consulting); Chairperson of                 leasing), The Ford
23852 Pacific Coast Highway                                     the Audit Committee (since                  Family Foundation, and
Malibu, CA 90265                                                October 2006) and Director                  the UCLA Foundation.
                                                                or Trustee of the Retail
                                                                Funds (since July 2003) and
                                                                the Institutional Funds
                                                                (since August 1994);
                                                                previously Deputy
                                                                Chairperson of the Audit
                                                                Committee (July 2003-
                                                                September 2006) and
                                                                Chairperson of the Audit
                                                                Committee of the
                                                                Institutional Funds
                                                                (October 2001-July 2003);
                                                                formerly CFO of the J. Paul
                                                                Getty Trust.

Michael F. Klein (47)                Trustee      Since         Chief Operating Officer and   161           Director of certain
c/o Kramer Levin                                  August 2006   Managing Director, Aetos                    investment funds managed
Naftalis & Frankel LLP                                          Capital, LLC (since March                   or sponsored by Aetos
Counsel to the Independent Trustees                             2000); Chairman of the                      Capital LLC.
1177 Avenue of the Americas                                     Fixed-Income Sub-Committee
New York, NY 10036                                              of the Investment Committee
                                                                (since October 2006) and
                                                                Director or Trustee (since
                                                                August 2006) of various
                                                                Retail and Institutional
                                                                Funds; formerly Managing
                                                                Director, Morgan Stanley &
                                                                Co. Inc. and Morgan Stanley
                                                                Dean Witter Investment
                                                                Management, President,
                                                                Morgan Stanley
                                                                Institutional Funds (June
                                                                1998-March 2000) and
                                                                Principal, Morgan Stanley &
                                                                Co. Inc. and Morgan Stanley
                                                                Dean Witter Investment
                                                                Management (August 1997-
                                                                December 1999).

Michael E. Nugent (70)               Chairman     Chairman of   General Partner of Triumph    175           None.
c/o Triumph Capital, L.P.            of the       the Board     Capital, L.P., a private
445 Park Avenue                      Board and    since July    investment partnership;
New York, NY 10022                   Trustee      2006 and      Chairman of the Board of
                                                  Trustee       the Retail Funds and
                                                  since July    Institutional Funds (since
                                                  1991          July 2006) and Director or
                                                                Trustee of the Retail Funds
                                                                (since July 1991) and the
                                                                Institutional Funds (since
                                                                July 2001); formerly
                                                                Chairman of the Insurance
                                                                Committee (until July
                                                                2006); Vice President,
                                                                Bankers Trust Company and
                                                                BT Capital Corporation
                                                                (1984-1988).

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                     IN FUND
                                     POSITION(S)   OFFICE AND                                   COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS      BY TRUSTEE**         BY TRUSTEE
-----------------------------------  -----------  ------------  ----------------------------  ------------  ------------------------
W. Allen Reed (59)                   Trustee      Since         Chairperson of the Equity     161           Director of GMAC
c/o Kramer Levin Naftalis & Frankel               August 2006   Sub-Commitee of the                         (financial services),
LLP                                                             Investment Committee (since                 GMAC Insurance Holdings
Counsel to the Independent Trustees                             October 2006) and Director                  and Temple-Inland
1177 Avenue of the Americas                                     or Trustee (since August                    Industries (Packaging,
New York, NY 10036                                              2006) of various Retail and                 Banking and Forrest
                                                                Institutional Funds.                        Products); member of the
                                                                President and CEO of                        Board of Executives of
                                                                General Motors Asset                        the Morgan Stanley
                                                                Management; Chairman and                    Capital International
                                                                Chief Executive Officer of                  Editorial Board;
                                                                the GM Trust Bank and                       Director of Legg Mason
                                                                Corporate Vice President of                 and Director of various
                                                                General Motors Corporation                  investment fund advisory
                                                                (August 1994- December                      boards.
                                                                2005).

Fergus Reid (74)                     Trustee      Since July    Chairman of Lumelite          176           Trustee and Director of
c/o Lumelite Plastics Corporation                 2003          Plastics Corporation;                       certain investment
85 Charles Colman Blvd.                                         Chairperson of the                          companies in the
Pawling, NY 12564                                               Governance Committee and                    JPMorgan Funds complex
                                                                Director or Trustee of the                  managed by J.P. Morgan
                                                                Retail Funds (since July                    Investment Management
                                                                2003) and the Institutional                 Inc.
                                                                Funds (since June 1992).

INTERESTED TRUSTEE:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                     TERM OF                                     COMPLEX
                                     POSITION(S)   OFFICE AND                                  OVERSEEN BY
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)     INTERESTED   OTHER DIRECTORSHIPS HELD
         INTERESTED TRUSTEE           REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS        TRUSTEE**     BY INTERESTED TRUSTEE
-----------------------------------  -----------  ------------  ----------------------------  ------------  ------------------------
James F. Higgins (58)                Trustee      Since June    Director or Trustee of the    175           Director of AXA
c/o Morgan Stanley Trust                          2000          Retail Funds (since June                    Financial, Inc. and The
Harborside Financial Center                                     2000) and the Institutional                 Equitable Life Assurance
Plaza Two                                                       Funds (since July 2003);                    Society of the United
Jersey City, NJ 07311                                           Senior Advisor of Morgan                    States (financial
                                                                Stanley (since August 2000).                services).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

EXECUTIVE OFFICERS:

                                                             TERM OF
                                  POSITION(S)              OFFICE AND
  NAME, AGE AND ADDRESS OF         HELD WITH                LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT              TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   -------------------   -------------------------   -------------------------------------------
Ronald E. Robison (67)        President and         President since September   President (since September 2005) and
1221 Avenue of the Americas   Principal Executive   2005 and Principal          Principal Executive Officer (since May
New York, NY 10020            Officer               Executive Officer since     2003) of funds in the Fund Complex;
                                                    May 2003                    President (since September 2005) and
                                                                                Principal Executive Officer (since May
                                                                                2003) of the Van Kampen Funds; Managing
                                                                                Director, Director and/or Officer of the
                                                                                Investment Adviser and various entities
                                                                                affiliated with the Investment Adviser;
                                                                                Director of Morgan Stanley SICAV (since
                                                                                May 2004). Formerly, Executive Vice
                                                                                President (July 2003 to September 2005) of
                                                                                funds in the Fund Complex and the Van
                                                                                Kampen Funds; President and Director of
                                                                                the Institutional Funds (March 2001 to
                                                                                July 2003); Chief Global Operating Officer
                                                                                of Morgan Stanley Investment Management
                                                                                Inc.; Chief Administrative Officer of
                                                                                Morgan Stanley Investment Advisors Inc.;
                                                                                Chief Administrative Officer of Morgan
                                                                                Stanley Services Company Inc.

J. David Germany (52)         Vice President        Since February 2006         Managing Director and (since December
Morgan Stanley Investment                                                       2005) Chief Investment Officer - Global
Management Ltd.                                                                 Fixed Income of Morgan Stanley Investment
25 Cabot Square                                                                 Management; Managing Director and Director
Canary Wharf, London                                                            of Morgan Stanley Investment Management
United Kingdom E144QA                                                           Limited; Vice President of the Retail and
                                                                                Institutional Funds (since February 2006).

Dennis F. Shea (53)           Vice President        Since February 2006         Managing Director and (since February
1221 Avenue of the Americas                                                     2006) Chief Investment Officer - Global
New York, NY 10020                                                              Equity of Morgan Stanley Investment
                                                                                Management; Vice President of the Retail
                                                                                and Institutional Funds (since February
                                                                                2006). Formerly, Managing Director and
                                                                                Director of Global Equity Research at
                                                                                Morgan Stanley.

Barry Fink (51)               Vice President        Since February 1997         Managing Director and General Counsel
1221 Avenue of the Americas                                                     of Morgan Stanley Investment
New York, NY 10020                                                              Management; Managing Director of the
                                                                                Investment Adviser and various
                                                                                entities affiliated with the
                                                                                Investment Adviser; Vice President of
                                                                                the Retail Funds and (since July
                                                                                2003) the Institutional Funds.
                                                                                Formerly, Secretary, General Counsel
                                                                                and/or Director of the Investment
                                                                                Adviser and various entities
                                                                                affiliated with the Investment
                                                                                Adviser; Secretary and General
                                                                                Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President        Since July 2004             Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                     Investment Management of Morgan Stanley
New York, NY 10020                                                              Investment Management (since July 2004);
                                                                                Vice President of the Retail Funds and the
                                                                                Institutional Funds (since July 2004); Vice
                                                                                President of the Van Kampen Funds (since
                                                                                August 2004); Secretary (since February
                                                                                2006) and Managing Director (since July
                                                                                2004) of the Investment Adviser and various
                                                                                entities affiliated with the Investment
                                                                                Adviser. Formerly, Managing Director and
                                                                                General Counsel - Americas, UBS Global
                                                                                Asset Management(July 2000 to July 2004).

Carsten Otto (42)             Chief Compliance      Since October 2004          Managing Director and U.S. Director of
1221 Avenue of the Americas   Officer                                           Compliance for Morgan Stanley Investment
New York, NY 10020                                                              Management (since October 2004); Managing
                                                                                Director and Chief Compliance Officer of
                                                                                Morgan Stanley Investment Management.
                                                                                Formerly, Assistant Secretary and
                                                                                Assistant General Counsel of the Retail
                                                                                Funds.

                                                            TERM OF
                                  POSITION(S)              OFFICE AND
  NAME, AGE AND ADDRESS OF         HELD WITH               LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT              TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   -------------------   -------------------------   -------------------------------------------
Stefanie V. Chang Yu (39)     Vice President        Since December1997          Executive Director of the Investment
1221 Avenue of the Americas                                                     Adviser and various entities affiliated
New York, NY 10020                                                              with the Investment Adviser; Vice
                                                                                President of the Retail Funds (since July
                                                                                2002) and the Institutional Funds (since
                                                                                December 1997). Formerly, Secretary of
                                                                                various entities affiliated with the
                                                                                Investment Adviser.

Francis J. Smith (41)         Treasurer and Chief   Treasurer since July 2003   Executive Director of the Investment
c/o Morgan Stanley Trust      Financial Officer     and Chief Financial         Adviser and various entities affiliated
Harborside Financial Center                         Officer since               with the Investment Adviser; Treasurer
Plaza Two                                           September 2002              and Chief Financial Officer of the Retail
Jersey City, NJ 07311                                                           Funds (since July 2003). Formerly, Vice
                                                                                President of the Retail Funds (September
                                                                                2002 to July 2003).

Mary E. Mullin (39)           Secretary             Since July 1999             Executive Director of the Investment
1221 Avenue of the Americas                                                     Adviser and various entities affiliated
New York, NY 10020                                                              with the Investment Adviser; Secretary of
                                                                                the Retail Funds (since July 2003) and
                                                                                the Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended August 31, 2006, the Fund paid to its shareholders $1.48 per share from long-term capital gains. For such period, 23.92% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

Additionally, please note that 27.55% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

Morgan Stanley

                                                            MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                              Mid-Cap Value Fund

                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2006

Morgan Stanley

MDPRT-39917RPT-RA06-0093P-Y08/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

     2006

                                               REGISTRANT    COVERED ENTITIES(1)

          AUDIT FEES                             $35,820            N/A
          NON-AUDIT FEES
             AUDIT-RELATED FEES                  $   531(2)       $5,328,768(2)
             TAX FEES                            $ 5,400(3)       $1,640,675(4)
             ALL OTHER FEES                      $    --          $      --
          TOTAL NON-AUDIT FEES                   $ 5,931          $6,969,443
          TOTAL                                  $41,751          $6,969,443


     2005

                                               REGISTRANT    COVERED ENTITIES(1)

          AUDIT FEES                             $35,590                 N/A
          NON-AUDIT FEES
             AUDIT-RELATED FEES                  $   540(2)       $3,215,745(2)
             TAX FEES                            $ 5,481(3)       $   24,000(4)
             ALL OTHER FEES                      $    --          $       --
          TOTAL NON-AUDIT FEES                   $ 6,021          $3,239,745
          TOTAL                                  $41,611          $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE

                          AUDIT AND NON-AUDIT SERVICES

                       PRE-APPROVAL POLICY AND PROCEDURES

                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

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(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited

     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.

     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

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     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited

     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.

     Morgan Stanley AIP GP LP

     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison

-------------------------------------
Ronald E. Robison
Principal Executive Officer

October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith

-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006